Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash are deposited in financial institutions at below locations:

	As of December 31,
	2025	2024
Cash on hand	678,309	588,493

Financial institutions in Chinese Mainland
- Denominated in RMB	38,284,253	50,460,661
- Denominated in USD	89,753,987	127,929,476
Total balance of cash and cash equivalents and restricted cash held at Chinese Mainland financial institutions	128,038,240	178,390,137

Financial institutions in HKSAR
- Denominated in RMB	969	29
- Denominated in USD	335,147	4,422,880
- Denominated in HKD	658,212	835,892
Total balance of cash held at the HKSAR financial institutions	994,328	5,258,801

Total balance of cash and cash equivalents and restricted cash held at financial institutions	129,032,568	183,648,938
Total balance of cash and cash equivalents and restricted cash	129,710,877	184,237,431